UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	6/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
June 30, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--151.4%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--5.3%
Houston County Health Care
Authority (Insured; AMBAC)	6.25	10/1/09	8,000,000 a	8,579,440
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/18	16,000,000	16,710,400
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/22	4,000,000	4,235,360
Alaska--.7%
Alaska Housing Finance Corp.
(Insured; MBIA)	6.00	6/1/49	4,000,000	4,161,640
Arizona--3.8%
Coconino County Pollution Control
Corp., PCR (Nevada Power Co.
Project)	6.38	10/1/36	3,500,000	3,553,480
Maricopa Pollution Control Corp.,
PCR (Public Service Co.)	5.75	11/1/22	6,000,000	6,066,720
Navajo County Industrial
Development Authority, IDR
(Stone Container Corp. Project)	7.40	4/1/26	1,585,000	1,629,063
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.80	12/1/11	6,000,000 a	6,552,240
Tuscon,
Water System Revenue (Insured;
FGIC)	5.00	7/1/21	3,500,000	3,600,625
Arkansas--1.6%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.45	7/1/31	25,000	25,001
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	2,775,000	2,828,030
Little Rock School District
(Insured; FSA)	5.25	2/1/30	6,000,000	6,171,240
California--10.8%
California,
GO	5.50	4/1/28	3,565,000	3,814,193
California,
GO	5.25	4/1/34	5,000,000	5,161,150
California,
GO (Various Purpose)	5.00	2/1/33	10,000,000	10,078,000
California Infrastructure and
Economic Development Bank, Bay
Area Toll Bridges Seismic
Retrofit Revenue (First Lien)
(Insured; FSA)	5.25	7/1/13	10,000,000 a	10,798,100
California Pollution Control
Financing Authority, SWDR
(Keller Canyon Landfill Co.
Project)	6.88	11/1/27	2,000,000	2,004,300
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	2,000,000	2,156,940
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/21	1,620,000	1,624,633
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.80	6/1/42	8,100,000	9,649,935
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.90	6/1/42	2,000,000	2,394,460
Los Angeles Unified School
District (Insured; FSA)	5.25	7/1/20	7,200,000	7,621,416
State Public Works Board of
California, LR Department of
General Services (Butterfield
State Office Complex)	5.25	6/1/30	5,000,000	5,159,650

Colorado--5.2%
Beacon Point Metropolitan District	6.25	12/1/35	2,000,000	2,096,280
Colorado Housing Finance Authority
(Collateralized; FHA)	6.60	8/1/32	2,290,000	2,372,074
Denver City and County,
Special Facilities Airport
Revenue (United Airlines
Project)	6.88	10/1/32	7,135,000 b	7,304,456
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/41	10,750,000	9,988,040
Silver Dollar Metropolitan
District	7.05	12/1/06	4,870,000 a	4,932,677
Southlands Metropolitan District
Number 1	7.13	12/1/34	2,000,000	2,182,080
Florida--3.8%
Deltona,
Utilities System Revenue
(Insured; MBIA)	5.13	10/1/27	6,000,000	6,182,640
Florida Housing Finance Corp.,
Housing Revenue (Nelson Park
Apartments) (Insured; FSA)	6.40	3/1/40	5,000	5,255
Florida Housing Finance Corp.,
Housing Revenue (Nelson Park
Apartments) (Insured; FSA)	10.54	3/1/40	4,125,000 c,d	4,755,218
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	7,000,000	7,165,550
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	45,000 a	48,076
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	1,955,000	2,048,977
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	1,000,000	1,033,220
Georgia--2.6%
Augusta,
Water and Sewer Revenue
(Insured; FSA)	5.25	10/1/39	3,000,000	3,114,690
Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman,
Inc.) (Collateralized; GNMA)	5.70	1/20/39	4,445,000	4,752,238
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/13	2,090,000	2,244,138
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/33	2,000,000	2,134,200
Peach County Development
Authority, Student Housing
Facilities Revenue (Fort
Valley State University
Foundation Property LLC
Project) (Insured; AMBAC)	4.50	6/1/37	2,500,000	2,362,400
Hawaii--.5%
Hawaii Department of
Transportation, Special
Facilities Revenue (Caterair
International Corp. Project)	10.13	12/1/10	2,600,000	2,605,252
Idaho--.9%
Madison County,
HR, COP	5.25	9/1/37	1,650,000	1,653,482
Power County Industrial
Development Corp., SWDR (FMC
Corp. Project)	6.45	8/1/32	3,250,000	3,459,073
Illinois--12.3%
Chicago
(Insured; FGIC)	6.13	7/1/10	14,565,000 a	15,865,946
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.55	4/1/33	3,440,000	3,501,989

Chicago,
Wastewater Transmission
Revenue (Insured; MBIA)	6.00	1/1/10	3,000,000 a	3,225,000
Chicago O'Hare International
Airport, Special Facilities
Revenue (American Airlines
Inc. Project)	8.20	12/1/24	6,500,000	6,694,870
Illinois Educational Facilities
Authority, Revenue (Chicago
University) (Insured; MBIA)	5.13	7/1/38	6,995,000	7,091,881
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	5,000,000	5,050,700
Illinois Educational Facilities
Authority, Revenue (University
of Chicago) (Insured; MBIA)	5.13	7/1/08	5,000 a	5,170
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	4,020,000 a	4,361,218
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)	6.88	5/15/10	4,970,000 a	5,472,368
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	7,730,000 a	8,356,516
Lombard Public Facilities Corp.,
Conference Center and First
Tier Hotel Revenue	7.13	1/1/36	3,500,000	3,699,745
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion) (Insured; MBIA)	5.25	6/15/42	5,325,000	5,516,168
Indiana--2.2%
Franklin Township School Building
Corp., First Mortgage	6.13	7/15/10	6,500,000 a	7,140,120
Indiana Housing Finance Authority,
SFMR	5.95	1/1/29	850,000	865,504
Petersburg,
PCR (Indiana Power and Light)	6.38	11/1/29	4,150,000	4,456,187
Kansas--4.4%
Kansas Development Finance
Authority, Revenue (Board of
Regents-Scientific Resource)
(Insured; AMBAC)	5.00	10/1/21	5,290,000	5,515,460
Kansas Development Finance
Authority, Health Facility
Revenue (Sisters of Charity)	6.25	12/1/28	3,000,000	3,229,140
Sedgwick and Shawnee Counties,
SFMR (Mortgage Backed
Securities Project)
(Collateralized: FNMA and GNMA)	6.30	12/1/32	5,275,000	5,391,841
Wichita,
HR (Christian Health System
Inc.)	6.25	11/15/24	10,000,000	10,568,200
Kentucky--1.2%
Kentucky Area Development Districts
Financing Trust, COP (Lease
Acquisition Program)	5.50	5/1/27	2,000,000	2,063,940
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.25	11/20/25	2,370,000	2,469,967
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.38	11/20/35	1,805,000	1,886,387
Louisiana--.5%
Louisiana Public Facilities
Authority, Revenue (Pennington
Medical Foundation Project)	5.00	7/1/31	1,500,000	1,502,925
Saint James Parish,
SWDR (Freeport-McMoran
Partnership)	7.70	10/1/22	1,405,000	1,406,405
Maine--.5%
Maine Housing Authority,
Mortgage Purchase	5.30	11/15/23	2,825,000	2,907,377

Maryland--1.8%
Maryland Economic Development
Corp., Senior Student Housing
Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	4,500,000	4,271,535
Maryland Economic Development
Corp., Student Housing Revenue
(University of Maryland,
College Park Project)	6.50	6/1/13	3,000,000 a	3,413,970
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Maryland
Institute College of Art Issue)	5.00	6/1/30	2,500,000 e	2,496,775
Massachusetts--2.5%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments)	9.00	12/15/15	1,900,000	2,313,136
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	5.75	7/1/32	5,000,000	5,345,000
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	6,000,000	6,164,100
Michigan--7.1%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000	2,580,568
Detroit School District,
GO (School Building
and Site Improvement)
(Insured; FGIC)	5.00	5/1/28	5,000,000 e	5,064,650
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	5,930,000	6,302,641
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	3,000,000	3,236,940
Michigan Hospital Finance
Authority, HR (Ascension
Health Credit)	6.13	11/15/09	5,000,000 a	5,385,650
Michigan Strategic Fund,
LOR (Detroit Edison Co. Exempt
Facilities Project) (Insured;
XLCA)	5.25	12/15/32	3,000,000	3,090,240
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	14,000,000	13,872,180
Minnesota--4.5%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
GNMA, FHLMC and FNMA)	5.30	12/1/39	5,000,000	5,185,500
Duluth Economic Development
Authority, Health Care
Facilities Revenue (Saint
Luke's Hospital)	7.25	6/15/32	5,000,000	5,330,250
Saint Paul Housing and
Redevelopement Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/25	2,000,000	2,138,220
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	2,000,000	2,139,600
Saint Paul Port Authority,
Hotel Facility Revenue
(Radisson Kellogg Project)	7.38	8/1/08	3,000,000 a	3,286,740
United Hospital District of Todd,
Morrison, Cass and Wadena
Counties, General Obligation,
Health Care Facilities Revenue
(Lakewood Health System)	5.13	12/1/24	1,500,000	1,519,590
Winona,
Health Care Facilities Revenue
(Winona Health)	6.00	7/1/26	5,000,000	5,318,000
Mississippi--3.4%

Clairborne County,
PCR (System Energy Resources,
Inc.)	6.20	2/1/26	4,545,000	4,571,815
Mississippi Business Finance
Corp., PCR (System Energy
Resource Inc. Project)	5.88	4/1/22	14,310,000	14,377,114
Missouri--2.9%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,000,000	2,035,840
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.50	12/1/32	4,500,000	4,605,930
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000	2,009,460
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.25	12/1/10	6,750,000 a	7,403,940
Montana--.3%
Montana Board of Housing,
SFMR	6.45	6/1/29	1,490,000	1,519,889
Nevada--2.9%
Clark County,
IDR (Nevada Power Co. Project)	5.60	10/1/30	3,000,000	3,010,740
Washoe County
(Reno-Sparks Convention
Center) (Insured; FSA)	6.40	1/1/10	12,000,000 a	12,971,280
New Hampshire--2.6%
New Hampshire Business Finance
Authority, PCR (Public Service
Co. of New Hampshire)
(Insured; AMBAC)	6.00	5/1/21	7,000,000	7,351,610
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	6.00	10/1/24	1,000,000	1,087,830
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	5.75	10/1/31	1,000,000	1,048,750
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light)	5.90	11/1/16	5,000,000	5,139,000
New Jersey--7.0%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/34	2,500,000	2,617,800
New Jersey Health Facilities
Financing Authority, Revenue
(Christian Health Care Center)	8.75	7/1/06	12,745,000 a	12,998,243
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/22	5,000,000	5,327,400
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
AMBAC)	5.00	1/1/35	4,500,000	4,543,110
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	6.38	6/1/32	4,000,000	4,346,200
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/41	8,320,000	9,441,453
New Mexico--1.1%
Farmington,
PCR (Tucson Electric Power Co.
San Juan)	6.95	10/1/20	4,000,000	4,163,400
New Mexico Mortgage Finance
Authority, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	7.00	9/1/31	1,985,000	1,995,759
New York--5.9%
Long Island Power Authority,

Electric System Revenue	6.06	12/1/16	10,000,000 c,d	10,688,500
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	3,000,000	3,184,500
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	2,800,000	3,337,936
New York Liberty Development
Corp., Revenue (Goldman Sachs
Headquarters Issue)	5.25	10/1/35	5,000,000 e	5,330,850
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contigency Contract Secured)	5.25	6/1/21	5,000,000	5,246,700
Triborough Bridge and Tunnel
Authority, Revenue	5.25	11/15/30	5,220,000	5,405,153
North Carolina--.6%
Gaston County Industrial
Facilities and Pollution
Control Financing Authority,
Exempt Facilities Revenue
(National Gypsum Co. Project)	5.75	8/1/35	3,000,000	3,127,500
North Dakota--.2%
North Dakota Housing Finance
Agency, Home Mortgage Revenue
(Housing Finance Program)	6.15	7/1/31	1,090,000	1,109,827
Ohio--6.6%
Canal Winchester Local School
District (Insured; MBIA)	0.00	12/1/29	3,955,000	1,235,582
Canal Winchester Local School
District (Insured; MBIA)	0.00	12/1/31	3,955,000	1,115,152
Cincinnati,
Water Systems Revenue	5.00	12/1/21	3,800,000	3,902,106
Cincinnati City School District,
Classroom Facilities
Construction and Improvement
(Insured; FSA)	5.00	12/1/31	2,000,000	2,044,060
Cleveland State University,
General Receipts (Insured;
FGIC)	5.00	6/1/34	5,000,000	5,099,700
Cuyahoga County,
Revenue	6.00	1/1/32	750,000	817,402
Ohio Air Quality Development
Authority, PCR (Cleveland
Electric Illumimating Co.
Project) (Insured; ACA)	6.10	8/1/20	3,000,000	3,096,000
Ohio Water Development Authority,
Pollution Control Facilities
Revenue (Cleveland Electric
Illuminating Co. Project)
(Insured; ACA)	6.10	8/1/20	4,350,000	4,489,200
Toledo Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	4,100,000	4,152,193
Trotwood-Madison City School
District, School Improvement
(Insured; FGIC)	5.00	12/1/30	10,495,000	10,693,565
Oklahoma--2.8%
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program)	7.55	9/1/28	1,210,000	1,217,296
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program) (Collateralized: FNMA
and GNMA)	7.55	9/1/27	1,240,000	1,275,501
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/09	5,160,000 a	5,471,251
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/29	7,070,000	7,445,276
Oregon--2.5%
Port of Portland,

International Airport Revenue
(Portland International
Airport) (Insured; AMBAC)	5.50	7/1/24	5,000,000	5,211,350
Western Generation Agency,
Cogeneration Project Revenue
(Wauna Cogeneration Project)	7.40	1/1/16	5,750,000	5,770,815
Western Generation Agency,
Cogeneration Project Revenue
(Wauna Cogeneration Project)	7.13	1/1/21	2,900,000	2,909,831

Pennsylvania--3.5%
Abington School District
(Insured; FSA)	5.13	10/1/34	4,085,000	4,204,568
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Reliant
Energy Seward, LLC Project)	6.75	12/1/36	2,500,000	2,677,850
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	8,000,000	8,223,680
York County Hospital Authority,
Revenue (Health
Center-Lutheran Social
Services)	6.50	4/1/22	4,250,000	4,273,120
South Carolina--3.0%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	5,000 a	5,426
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	6.76	12/1/28	10,010,000 c,d	11,717,306
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	5,000,000	5,299,650
Tennessee--3.4%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/25	5,000,000	5,765,600
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/33	3,000,000	3,449,190
Memphis Center Revenue Finance
Corp., Sports Facility Revenue
(Memphis Redbirds)	6.50	9/1/28	10,000,000	9,672,200
Texas--12.5%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	7.50	12/1/29	7,500,000	7,498,800
Austin Convention Enterprises
Inc., Hotel Revenue
(Convention Center)	6.70	1/1/28	4,000,000	4,242,880
Brazos River Authority,
PCR (TXU Energy Co. LLC
Project)	6.75	10/1/38	1,650,000	1,846,647
Dallas-Fort Worth International
Airport, Facility Improvement
Corp. Revenue (American
Airlines Inc.)	6.38	5/1/35	6,630,000	6,548,252
Harris County Health Facilities
Development Corp., HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	8,500,000 a	9,453,020
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/29	5,125,000	5,454,332
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	3,800,000	4,056,462
Sabine River Authority,
PCR (TXU Electric Co. Project)	6.45	6/1/21	11,300,000	12,035,178
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.75	10/1/21	6,000,000	6,402,660
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA

and GNMA)	9.62	7/2/24	1,300,000 c	1,368,679
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	7,100,000	7,670,201
Tyler Health Facilities
Development Corp., HR (East
Texas Medical Center Regional
Healthcare System Project)	6.75	11/1/25	3,000,000	3,038,400
Utah--.7%
Carbon County,
Solid Waste Disposal Facility
Revenue (Sunnyside
Cogeneration Associates
Project)	7.10	8/15/23	3,722,000	3,924,588
Vermont--.2%
Vermont Housing Finance Agency,
Single Family Housing
(Insured; FSA)	6.40	11/1/30	1,165,000	1,183,873
Virginia--2.2%
Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center Expansion
Project)	6.25	6/15/10	10,500,000 a	11,465,475
Industrial Development Authority
of Pittsylvania County, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.
Project)	7.65	1/1/10	800,000	846,072
Washington--2.5%
Energy Northwest,
Wind Project Revenue	5.88	1/1/07	3,000,000 a	3,118,650
Seattle,
Water System Revenue (Insured;
FGIC)	6.00	7/1/09	10,000,000 a	10,683,100
West Virginia--3.0%
Braxton County,
SWDR (Weyerhaeuser Co. Project)	6.13	4/1/26	14,000,000	14,459,200
West Virginia Water Development
Authority, Water Development
Revenue (Insured; AMBAC)	6.38	7/1/39	2,250,000	2,442,015
Wisconsin--7.1%
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.50	6/1/27	6,290,000 c,d	7,056,374
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/28	22,995,000	25,555,033
Madison,
IDR (Madison Gas and Electric
Co.)	5.88	10/1/34	2,390,000	2,520,446
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care)	6.40	4/15/33	4,000,000	4,349,240
Wyoming--.8%
Sweetwater County,
SWDR (FMC Corp. Project)	5.60	12/1/35	4,500,000	4,677,705
U.S. Related--1.5%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/55	20,000,000	658,800
Guam Housing Corp.,
SFMR (Collateralized; FHLMC)	5.75	9/1/31	965,000	1,055,170
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	6,000,000 a	6,496,800
Total Long-Term Municipal Investments
(cost $804,219,158)				845,056,792
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.4%	Rate (%)	Date	Amount ($)	Value ($)

Alaska--.3%
Valdez,
Marine Terminal Revenue (Exxon
Pipeline Co. Project)	3.88	7/1/06	1,500,000 f	1,500,000
Texas--.0%
Lower Neches Valley Authority
Industrial Development
Corporation, Exempt Facilities
Revenue, Refunding (ExxonMobil

Project)	3.88	7/1/06	100,000 f	100,000
Utah--.1%
Weber County,
HR (IHC Health Services, Inc.)
(Liquidity Facility; Dexia
Credit Locale)	3.98	7/1/06	500,000 f	500,000
Total Short-Term Municipal Investments
(cost $2,100,000)				2,100,000
Total Investments (cost $806,319,158)			151.8%	847,156,792
Liabilities, Less Cash and Receivables			(.7%)	(3,934,284)
Preferred Stock, at redemption value			(51.1%)	(285,000,000)
Net Assets Applicable to Common Shareholders			100.0%	558,222,508

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Non-income producing security; interest payments in default.
c Inverse floater security--the interest rate is subject to change periodically.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $34,217,398 or 6.1% of net assets applicable to Common Shareholders.
e Purchased on a delayed delivery basis.
f Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family I C Mortgage ti Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits. (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	August 17, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	August 17, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)